CASH FLOW – OTHER ITEMS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flow arising from changes in:
Gain on non-hedge derivatives (note 25e)	$ 0	$ (6)
Stock-based compensation expense	33	80
Income from investment in equity investees (note 16)	(46)	(76)
Change in estimate of rehabilitation costs at closed mines	(13)	55
Net inventory impairment charges (note 17)	199	21
Change in other assets and liabilities	(169)	(334)
Settlement of rehabilitation obligations	(66)	(59)
Other operating activities	(62)	(319)
Cash flow arising from changes in:
Accounts receivable	(9)	8
Inventory	(111)	(372)
Other current assets	(109)	(278)
Accounts payable	19	103
Other current liabilities	37	(51)
Change in working capital	$ (173)	$ (590)